CONSOLIDATED STATEMENTS OF EQUITY - USD ($)	Ordinary shares	Additional Paid-In Capital	Retained earnings Statutory Reserve	Retained Earnings Unrestricted	Accumulated Other Comprehensive Income	Noncontrolling Interest	Total
Balances at beginning at Dec. 31, 2017	$ 33,000	$ 12,831,969	$ 913,739	$ 7,514,858	$ 517,197		$ 21,810,763
Balances at beginning (in shares) at Dec. 31, 2017	33,000,000
Underwriter's partial exercise of over-allotment option, net of issuance costs
Net income				7,919,408			7,919,408
Statutory reserves			264,693	(264,693)
Foreign currency translation					(1,474,126)		(1,474,126)
Balances at ending at Dec. 31, 2018	$ 33,000	12,831,969	1,178,432	15,169,573	(956,929)		28,256,045
Balances at ending (in shares) at Dec. 31, 2018	33,000,000
Issuance of ordinary shares upon initial public offering, net of issuance costs	$ 2,000	7,415,077					7,417,077
Issuance of ordinary shares upon initial public offering, net of issuance costs (in shares)	2,000,000
Underwriter's partial exercise of over-allotment option, net of issuance costs	$ 141	524,803					524,944
Underwriter's partial exercise of over-allotment option, net of issuance costs (in shares)	141,114
Net income				9,073,954			9,073,954
Statutory reserves			111,333	(111,333)
Foreign currency translation					(521,738)		(521,738)
Balances at ending at Dec. 31, 2019	$ 35,141	20,771,849	1,289,765	24,132,194	(1,478,667)		44,750,282
Balances at ending (in shares) at Dec. 31, 2019	35,141,114
Capital contribution	$ 3,413	2,694,633					2,698,046
Capital contribution, shares	3,412,580
Underwriter's partial exercise of over-allotment option, net of issuance costs
Net income				8,169,613		111,404	8,281,017
Statutory reserves			914,409	(914,409)
Foreign currency translation					3,220,363		3,220,363
Balances at ending at Dec. 31, 2020	$ 38,554	$ 23,466,482	$ 2,204,174	$ 31,441,884	$ 1,741,696	$ 111,404	$ 58,949,708
Balances at ending (in shares) at Dec. 31, 2020	38,553,694